BUSINESS ACQUISITIONS AND GOODWILL (Details 3)	Mar. 31, 2022 USD ($)	Mar. 31, 2022 CAD ($)	Jun. 12, 2021 USD ($)	Mar. 31, 2021 USD ($)
Business Acquisition [Line Items]
Intangible assets			$ 41,578
Goodwill	$ 1,030,399			$ 0
MTM Animation [Member]
Business Acquisition [Line Items]
Working capital acquired	896,848
Short-term investment	55,816
Furniture and equipment	74,184
Intangible assets	792,145
ROU assets	954,475
Lease liability	(954,475)
Deferred revenue	(290,973)
Deferred tax liabilities	(209,919)
Payable to minority interest holders	(467,638)
Noncontrolling interest	(424,316)
Goodwill	1,030,399	$ 1,287,516		$ 0
Total consideration	$ 1,456,546